Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 85,312	€ 47,589	€ 142,886	€ 95,783
RESEARCH AND DEVELOPMENT EXPENSES
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	31,481	30,139	51,276	59,292
Personnel costs	19,679	5,940	44,074	11,309
Consulting and professional fees	5,578	1,867	9,604	5,848
Intellectual property fees	443	238	874	476
Other research and development expenses	1,154	461	2,049	1,021
Operating expenses	€ 58,335	€ 38,645	€ 107,878	€ 77,946